Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Changes in Property and Equipment Account

Changes in property and equipment account for the years ended December 31, 2020 and 2019 are as follows:

	Cable and wire facilities	Central equipment	Network facilities	Buildings	Vehicles, furniture and other network equipment	Information origination and termination equipment	Land improvements	IT systems and platforms	Security platforms	Property under construction	Total
	(in million pesos)
As at December 31, 2018
Cost	217,773	128,321	217,164	26,546	58,711	20,823	4,576	—	—	40,123	714,037
Accumulated depreciation, impairment and amortization	(170,302)	(112,354)	(146,826)	(20,557)	(52,012)	(15,752)	(270)	—	—	—	(518,073)
Net book value	47,471	15,967	70,338	5,989	6,699	5,071	4,306	—	—	40,123	195,964
Year ended December 31, 2019
Net book value at beginning of the year	47,471	15,967	70,338	5,989	6,699	5,071	4,306	—	—	40,123	195,964
Effect of adoption of IFRS 16	—	—	(244)	(1)	—	—	—	—	—	—	(245)
Net book value at the beginning of the year (as restated)	47,471	15,967	70,094	5,988	6,699	5,071	4,306	—	—	40,123	195,719
Additions (Note 4)	1,448	856	557	176	3,804	2,987	3	—	—	63,040	72,871
Disposals/Retirements	(24)	—	(99)	(3)	(109)	—	—	—	—	(77)	(312)
Reclassifications	(11,066)	(20,057)	24,693	(5)	(2,161)	1,227	—	6,529	16	(30)	(854)
Transfers and others	10,374	7,720	32,290	541	1,247	4,696	21	—	—	(56,889)	—
Translation differences charged directly to cumulative translation adjustments	(1)	(1)	—	(4)	2	—	—	—	—	—	(4)
Adjustments	—	—	—	(20)	—	—	—	—	—	—	(20)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	—	—	—	(3)	—	—	—	—	—	—	(3)
Depreciation and amortization	(8,084)	(3,857)	(17,025)	(1,102)	(3,410)	(1,782)	(3)	—	—	—	(35,263)
Net book value at end of the year	40,118	628	110,510	5,568	6,072	12,199	4,327	6,529	16	46,167	232,134
As at December 31, 2019
Cost	201,652	2,800	321,798	28,128	29,241	30,906	4,597	50,654	17	46,167	715,960
Accumulated depreciation, impairment and amortization	(161,534)	(2,172)	(211,288)	(22,560)	(23,169)	(18,707)	(270)	(44,125)	(1)	—	(483,826)
Net book value	40,118	628	110,510	5,568	6,072	12,199	4,327	6,529	16	46,167	232,134
Year Ended December 31, 2020
Net book value at beginning of the year	40,118	628	110,510	5,568	6,072	12,199	4,327	6,529	16	46,167	232,134
Additions (Note 4)	915	155	2,124	238	1,548	2,771	102	991	—	63,060	71,904
Disposals/Retirements	(12)	—	(114)	(212)	(59)	—	(265)	(1)	—	(16)	(679)
Reclassifications	6,116	(707)	(31,539)	(263)	4,030	10,979	(70)	(5,893)	24	17,312	(11)
Transfers and others	21,066	—	42,477	897	(455)	5,614	11	6,576	76	(76,262)	—
Translation differences charged directly to cumulative translation adjustments	—	—	(1)	—	(1)	—	—	(1)	—	—	(3)
Adjustments	9	871	(700)	28	125	1	53	(122)	—	(201)	64
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	—	—	—	(1)	—	—	—	—	—	—	(1)
Depreciation and amortization (Note 3)	(9,922)	(398)	(11,154)	(1,282)	(4,664)	(14,224)	(10)	(862)	(24)	—	(42,540)
Net book value at end of the year	58,290	549	111,603	4,973	6,596	17,340	4,148	7,217	92	50,060	260,868
As at December 31, 2020
Cost	205,338	3,134	298,169	23,647	41,856	46,885	4,427	23,868	104	50,060	697,488
Accumulated depreciation, impairment and amortization	(147,048)	(2,585)	(186,566)	(18,674)	(35,260)	(29,545)	(279)	(16,651)	(12)	—	(436,620)
Net book value	58,290	549	111,603	4,973	6,596	17,340	4,148	7,217	92	50,060	260,868

Summary of Estimated Useful Lives of Property and Equipment

As at December 31, 2020 and 2019, the estimated useful lives of our property and equipment are as follows:

Cable and wire facilities	5 – 15 years
Central equipment	3 – 15 years
Network facilities	3 – 15 years
Buildings	25 – 50 years
Vehicles, furniture and other network equipment	3 – 15 years
Information origination and termination equipment	3 – 15 years
Land improvements	10 years
IT systems and platforms	3 – 5 years
Security platforms	3 – 5 years
Leasehold improvements	3 – 10 years or the term of the lease, whichever is shorter

Impairment of Certain Wireless Network Equipment and Facilities

In 2018, Digitel and DMPI recognized an impairment loss amounting to Php1,096 million and Php862 million, respectively, as a result of the full migration of fixed line subscribers to PLDT network for Digitel and continued network convergence strategy for DMPI.

See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Impairment of non-financial assets and Estimating useful lives of Property and equipment.